Equity-accounted investees - YouDo (Details) ₽ in Thousands, $ in Millions			5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended	12 Months Ended
	Oct. 28, 2021 RUB (₽)	Oct. 28, 2021 USD ($)	May 17, 2022	Apr. 27, 2024	Apr. 27, 2023	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Summarised financial information
Percentage ownership interest			25.00%			46.66%	25.00%	9.91%
Cash consideration transferred								₽ 132,474	₽ 426,998	₽ 0
Non-current assets						₽ 14,208,634	₽ 15,452,084	14,208,634	15,452,084
Current assets						9,692,246	7,330,188	9,692,246	7,330,188
Non-current liabilities						(3,693,420)	(8,386,951)	(3,693,420)	(8,386,951)
Current liabilities						₽ (13,343,775)	(8,431,977)	(13,343,775)	₽ (8,431,977)
Impairment loss								₽ 218,126
YouDo.
Summarised financial information
Percentage ownership interest	9.91%	9.91%						9.91%	9.91%
Cash consideration transferred	₽ 349,052	$ 5
Acquisition related costs	₽ 17,329
Total net assets, percent	100.00%	100.00%
Percentage of net assets owned	9.91%					9.91%		9.91%
Additional ownership interest								43.20%
YouDo. | Level 3 of fair value hierarchy [member]
Summarised financial information
Total net assets	₽ 85,695
YouDo. | Exercise of call-options relating to purchase of additional shares in YouDo
Summarised financial information
Ownership interest								46.89%
YouDo. | Forecast | Exercise of call-options relating to purchase of additional shares in YouDo
Summarised financial information
Ownership interest				31.99%	14.90%
YouDo. | Call option 1 was not exercised | Exercise of call-options relating to purchase of additional shares in YouDo
Summarised financial information
Ownership interest				46.89%
YouDo
Summarised financial information
Non-current assets						₽ 498,620	610,622	₽ 498,620	₽ 610,622
Current assets						70,734	324,752	70,734	324,752
Non-current liabilities						(53,768)	(53,768)	(53,768)	(53,768)
Current liabilities						(99,916)	(75,461)	(99,916)	(75,461)
Total net assets						₽ 415,670	₽ 806,145	₽ 415,670	₽ 806,145
Total net assets, percent								100.00%
YouDo | Level 3 of fair value hierarchy [member]
Summarised financial information
Non-current assets	628,010
Current assets	127,441
Non-current liabilities	(53,768)
Current liabilities	(186,002)
Total net assets	515,681
The Group's contribution to YouDo' equity	349,052
Total net assets, including the Group's contribution	₽ 864,733